Income Taxes (Tables)	6 Months Ended
Jun. 30, 2012
Schedule of Income (Loss) Before Income Taxes

For financial reporting purposes, income (loss) before income taxes includes the following components:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Domestic	$(676)	$(8,755)	$(10,302)	$(4,340)	$2,941
Foreign	(2,096)	(9,462)	(14,335)	(6,830)	(10,226)

Total	$(2,772)	$(18,217)	$(24,637)	$(11,170)	$(7,285)

Schedule of Income Tax Expense (Benefit) Attributable to Income (Loss) from Continuing Operations

Income tax expense (benefit) attributable to income (loss) from continuing operations consists of the following:

	Current	Deferred	Total
	(in thousands)
December 31, 2009:
Federal	$(68)	$(591)	$(659)
State and local	(12)	(106)	(118)

	$(80)	$(697)	$(777)

December 31, 2010:
Federal	$—	$(5,625)	$(5,625)
State and local	825	(1,327)	(502)

	$825	$(6,952)	$(6,127)

December 31, 2011:
Federal	$—	$9,198	$9,198
State and local	39	1,342	1,381
Foreign	219	—	219

	$258	$10,540	$10,798

June 30, 2011 (unaudited):
Federal	$—	$3,850	$3,850
State and local	1	354	355
Foreign	—	—	—

	$1	$4,201	$4,202

June 20, 2012 (unaudited):
Federal	$—	$—	$—
State and local	—	—	—
Foreign	—	—	—

	$—	$—	$—

Schedule of Difference Between Actual Income Taxes and Expected Federal Income Taxes

The difference between actual income taxes and expected federal income taxes using a statutory rate of 34% was as follows:

	Year Ended December 31,			Six Months Ended June 30,
	2009	2010	2011	2011	2012
				(unaudited)
	(in thousands)
Federal income tax at 34%	$(942)	$(6,194)	$(8,377)	$(3,798)	$(2,550)
Meals and entertainment	260	364	554	182	285
State income tax, net of federal benefit	(80)	(333)	(984)	(603)	(430)
Change in valuation allowance	—	—	19,188	—	2,967
Foreign income tax expense rate difference	—	—	219	—	—
Other	(15)	36	198	17	272

Income tax expense (benefit)	$(777)	$(6,127)	$10,798	$(4,202)	$—

Schedule of Significant Portions of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Deferred tax assets attributable to:
Accounts receivable allowances	$505	$1,165	$1,165
Accrued liability	463	1,749	1,748
Intangible assets for tax purposes	1,658	1,788	1,788
Stock compensation	2,708	5,189	5,189
Deferred revenue	536	451	451
Net operating losses	13,953	24,256	27,223

Total deferred tax assets	19,823	34,598	37,565

Deferred tax liabilities attributable to:
Property and equipment	$9,283	$15,410	15,410

Total deferred tax liabilities	9,283	15,410	15,410

Less valuation allowance	—	(19,188)	(22,155)

Net deferred tax asset	$10,540	$—	$—

Schedule of Balance Sheet Classification of Deferred Income Taxes

The balance sheet classification of deferred income taxes is as follows:

	As of December 31,		As of June 30,
	2010	2011	2012
			(unaudited)
	(in thousands)
Current assets	$968	$—	$—
Noncurrent assets	9,572	—	—

Total deferred income tax	$10,540	$—	$—